NOTES PAYABLE (Details) (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Subsequent Event [Member]	Sep. 30, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Mar. 23, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Sep. 30, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 02, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Sep. 30, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Subsequent Event [Member]	Sep. 30, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 20, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Sep. 30, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 08, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Sep. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 05, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 30, 2011 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 05, 2008 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Sep. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Jun. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Jun. 30, 2011 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Apr. 30, 2009 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]
Debt Instrument, Face Amount										$ 300,000				$ 100,000					$ 250,000				$ 500,000				$ 50,000		$ 50,000				$ 45,000
Debt Instrument, Interest Rate, Stated Percentage										15.00%				15.00%					15.00%				25.00%				8.00%		8.00%				8.25%
Interest Payable																									17,295	16,298		12,298		12,603	11,678	7,965
Debt Instrument, Maturity Date								Apr. 30, 2012	Apr. 30, 2012			Apr. 30, 2012	Apr. 30, 2012				May 21, 2012	May 21, 2012			Jun. 22, 2012	Jun. 22, 2012			Jun. 05, 2010	Jun. 05, 2010				Nov. 08, 2010	Nov. 08, 2010
Debt Instrument, Penalty Rate										2.00%				2.00%					2.00%
Debt Instrument, Accrued Interest and Penalties								250	8,375		0		3,148		0		2,293	7,842		0
Debt Instrument, Extended Maturity Date							Dec. 05, 2012	Nov. 02, 2012	May 31, 2012			May 31, 2012	May 31, 2012			Dec. 05, 2012	Nov. 02, 2012
Payment On Notes Payable																	120,000
Repayments of Notes Payable	720,000					720,000
Promissory Notes Paid	18,284
Debt Instrument, Periodic Payment, Principal							45,000									19,500
Interest	269,065		5,792		5,792	274,857	49,925	21,299								21,634
Interest Payable, Current																						$ 2,778		$ 0